Defined benefit plans - Summary of defined benefit obligations and plan assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	₩ 2,205,869		₩ 2,182,464
Fair value of plan assets	(2,296,685)		(2,138,324)
Recognized liability (asset) for defined benefit obligations	₩ (90,816)	[1]	₩ 44,140	[1]	₩ 119,458

[1]	The liability for defined benefit obligation of W44,140 million as of December 31, 2020 is the net defined benefit liabilities of W62,514 million less the net defined assets of W18,374 million. In addition, the asset for defined benefit obligation of W90,816 million as of December 31, 2021 is the net defined benefit assets of W142,020 million less the net defined liabilities of W51,204 million.